EMPLOYEE BENEFIT PLANS - Amounts recognized in the consolidated balance sheets (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Salary and welfare payables	¥ 9		¥ 12
Retirement benefit obligation	111	$ 15	124
Liability in the balance sheet	¥ 120		¥ 136